Deferred Charges, Net (Tables)	9 Months Ended
Sep. 30, 2017
Deferred Charges Net
Schedule of Deferred Charges

The movement in deferred charges in the accompanying consolidated balance sheets are as follows:

Special Survey Costs
Balance, January 1, 2017	$358
Amortization of special survey costs	(54)
Balance, September 30, 2017	$304